Share based payment - Schedule of Terms And Conditions of Share Based Payment Arrangement under Employee Stock Option Plan Schemes (Detail)		12 Months Ended
	Aug. 23, 2021 $ / shares	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2021	Mar. 31, 2020
2018 Stock Option Plan Modified
Share Based Payment Arrangements [Line Items]
Number of options outstanding				1,000,000	1,000,000
2018 Stock Option Plan Modified | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		August 16, 2019	August 16, 2019
Vesting period		Time linked vesting:Grants will vest in 5 years on quarterly basis which shall commence one year after the date of grant of options	Time linked vesting:Grants will vest in 5 years on quarterly basis which shall commence one year after the date of grant of options
Exercise period		Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares		₨ 400
Expiry date		August 16, 2029	August 16, 2029
Settlement type		Equity settled	Equity settled
2018 Stock Option Plan Modified | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		August 16, 2019	August 16, 2019
Replacement date		August 23, 2021	August 23, 2021
Vesting period		Time linked vesting: Grants will vest in 5 years on quarterly basis which shallcommence one year after the date of original grant of options	Time linked vesting: Grants will vest in 5 years on quarterly basis which shallcommence one year after the date of original grant of options
Exercise period		Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting
Exercise price | $ / shares			$ 5.33
Expiry date		August 16, 2029	August 16, 2029
Settlement type		Equity settled	Equity settled
Number of options outstanding		1,000,000.0	1,000,000.0
2018 Stock Option Plan Modified | Time Linked Vesting | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
2018 Stock Option Plan Modified | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
2018 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding				1,000,000	1,000,000
2018 Stock Option Plan | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Vesting period		Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.	Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.
Exercise period		Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares		₨ 420
Expiry date		April 24, 2028 toDecember 31, 2030	April 24, 2028 toDecember 31, 2030
Settlement type		Equity settled	Equity settled
2018 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Replacement date		August 23, 2021	August 23, 2021
Vesting period		Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of original grant.	Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of original grant.
Exercise period		Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting
Exercise price | $ / shares			$ 5.60
Expiry date		April 24, 2028 toDecember 31, 2030	April 24, 2028 toDecember 31, 2030
Settlement type		Equity settled	Equity settled
Number of options outstanding		1,000,000.0	1,000,000.0
2018 Stock Option Plan | Bottom of Range | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price | ₨ / shares		₨ 400
2018 Stock Option Plan | Bottom of Range | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price | $ / shares			$ 5.33
2018 Stock Option Plan | Top of Range | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price | ₨ / shares		₨ 415
2018 Stock Option Plan | Top of Range | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price | $ / shares			$ 5.53
2018 Stock Option Plan | Time Linked Vesting | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options		50.00%	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options		50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options		5 years	5 years
2018 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options		50.00%	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options		50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options		5 years	5 years
2017 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding				9,000,000	10,000,000
2017 Stock Option Plan | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Vesting period		Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.	Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of grant.
Exercise period		Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares		₨ 340
Expiry date		April 10, 2027 toFebruary 25, 2028	April 10, 2027 toFebruary 25, 2028
Settlement type		Equity settled	Equity settled
2017 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Replacement date		August 23, 2021	August 23, 2021
Vesting period		Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of original grant.	Time linked vesting:50 % of grants will vest in 5 years as follows:i) One year from the date of original grant, the Options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested Options. Remaining 50% will vest at the end of 5 years from the date of original grant.
Exercise period		Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting
Exercise price | $ / shares			$ 4.53
Expiry date		April 10, 2027 toFebruary 25, 2028	April 10, 2027 toFebruary 25, 2028
Settlement type		Equity settled	Equity settled
Number of options outstanding		7,500,000	7,500,000
2017 Stock Option Plan | Time Linked Vesting | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options		50.00%	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options		50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options		5 years	5 years
2017 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options		50.00%	50.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options		50.00%	50.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options		5 years	5 years
2016 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding				1,000,000	2,000,000
2016 Stock Option Plan | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Exercise period		Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares		₨ 205
Expiry date		September 30, 2026	September 30, 2026
Settlement type		Equity settled	Equity settled
2016 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Replacement date		August 23, 2021	August 23, 2021
Exercise period		Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting
Exercise price | $ / shares			$ 2.73
Expiry date		September 30, 2026	September 30, 2026
Settlement type		Equity settled	Equity settled
Number of options outstanding		700,000	700,000
2016 Stock Option Plan | Time Linked Vesting | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting period		Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.	Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
2016 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting period		Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.	Time linked vesting:5 years on quarterly basis effective from December 1, 2015 on completion of one year from the date of original grant, the Options for the first seven quarters shall vest immediately. Thereafter, vesting will continue on quarterly basis for the unvested Options commencing from December 1, 2017.
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
2016 Stock Option Plan | Performance Linked Vesting | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting period		Performance linked vesting: The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year.The vesting of the Options shall take place at the end of the first anniversary of the date of grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of the Company are available.	Performance linked vesting: The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year.The vesting of the Options shall take place at the end of the first anniversary of the date of grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of the Company are available.
Vesting Period For Grants Under Share Based Payment Arrangement Options		3 years	3 years
2016 Stock Option Plan | Performance Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting period		Performance linked vesting: The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPPL are available.	Performance linked vesting: The Options shall vest annually and shall be prorated over a period of 3 years from the date of grant and shall be subject to the EBITDA achieved by the Company for the last completed financial year. The vesting of the Options shall take place at the end of the first anniversary of the date of original grant (Vesting date) and thereafter on March 31, 2018 and March 31, 2019 or at a later date when the audited financial statements of RPPL are available.
Vesting Period For Grants Under Share Based Payment Arrangement Options		3 years	3 years
2014 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding				2,000,000	3,000,000
2014 Stock Option Plan | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Vesting period		Time linked vesting:5 years on quarterly basis which shall commence one year after the date of grant of option	Time linked vesting:5 years on quarterly basis which shall commence one year after the date of grant of option
Exercise period		Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Expiry date		December 31, 2022 toJanuary 1, 2025	December 31, 2022 toJanuary 1, 2025
Settlement type		Equity settled	Equity settled
2014 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Replacement date		August 23, 2021	August 23, 2021
Vesting period		Time linked vesting:5 years on quarterly basis which shall commence one year after the date of original grant of option	Time linked vesting:5 years on quarterly basis which shall commence one year after the date of original grant of option
Exercise period		Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting
Exercise price | $ / shares			$ 1.75
Expiry date		December 31, 2022 toJanuary 1, 2025	December 31, 2022 toJanuary 1, 2025
Settlement type		Equity settled	Equity settled
Number of options outstanding		600,000	600,000
2014 Stock Option Plan | Bottom of Range | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price | ₨ / shares		₨ 100
2014 Stock Option Plan | Top of Range | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Exercise price | ₨ / shares		₨ 131
2014 Stock Option Plan | Time Linked Vesting | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
2014 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
2011 Stock Option Plan
Share Based Payment Arrangements [Line Items]
Number of options outstanding				1,000,000	1,000,000
2011 Stock Option Plan | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Vesting period		Time linked vesting:5 years from the grant date	Time linked vesting:5 years from the grant date
Exercise period		Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | ₨ / shares		₨ 100
Expiry date		September 30, 2021 toDecember, 31 2022	September 30, 2021 toDecember, 31 2022
Settlement type		Equity settled	Equity settled
2011 Stock Option Plan | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Grant date		Multiple	Multiple
Replacement date		August 23, 2021	August 23, 2021
Vesting period		Time linked vesting:5 years from the original grant date	Time linked vesting:5 years from the original grant date
Exercise period		Within 10 years from date of original grant upon vesting	Within 10 years from date of original grant upon vesting
Exercise price | $ / shares			$ 1.33
Expiry date		September 30, 2021 toDecember 31, 2022	September 30, 2021 toDecember 31, 2022
Settlement type		Equity settled	Equity settled
Number of options outstanding		800,000	800,000
2011 Stock Option Plan | Time Linked Vesting | Group Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
2011 Stock Option Plan | Time Linked Vesting | Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		5 years	5 years
2021 Incentive Plan
Share Based Payment Arrangements [Line Items]
Grant date	August 23, 2021	February 23, 2022	February 23, 2022
Replacement date	August 23, 2021	August 23, 2021	August 23, 2021
Vesting period	Time linked vesting:i) 6.25% of grant will vest on the last day of the first calendar year quarter immediately following the closing of the Business Combination transactionsii) Thereafter, 6.25% of grant shall vest on the last day of each calendar year quarter, such that the grant shall be fully vested on the 16th vesting date.	Time linked vesting:80 % of grants will vest in 4 years as follows:i) For the first year, from the date of original grant, the options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested options.Remaining 20% will vest at the end of 4 years from the date of original grant.	Time linked vesting:80 % of grants will vest in 4 years as follows:i) For the first year, from the date of original grant, the options for the first four quarters shall vest immediately.ii) Thereafter, vesting will continue on a quarterly basis for the unvested options.Remaining 20% will vest at the end of 4 years from the date of original grant.
Exercise period	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting	Within 10 years from date of grant upon vesting
Exercise price | $ / shares	$ 10.00		$ 10.00
Expiry date	August 23, 2031	August 23, 2031 toFebruary 23, 2032	August 23, 2031 toFebruary 23, 2032
Settlement type	Equity settled	Equity settled	Equity settled
2021 Incentive Plan | Bottom of Range
Share Based Payment Arrangements [Line Items]
Grant date		August 23, 2021	August 23, 2021
2021 Incentive Plan | Top of Range
Share Based Payment Arrangements [Line Items]
Grant date		November 23,2021	November 23,2021
2021 Incentive Plan | Time Linked Vesting
Share Based Payment Arrangements [Line Items]
Vesting Period For Grants Under Share Based Payment Arrangement Options		4 years	4 years
Percentage Of Grants Will Vest Under Share Based Payment Arrangement Options	6.25%	80.00%	80.00%
Percentage Of Remaining Grants Will Vest Under Share Based Payment Arrangement Options	6.25%	20.00%	20.00%
Vesting Period For Remaining Grants Under Share Based Payment Arrangement Options		4 years	4 years